EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to 51job, Inc.	$ 95,411	¥ 618,057	¥ 438,910	¥ 500,640
Eliminate the dilutive effect of interest expense, change in fair value and foreign exchange translation related to convertible senior notes | ¥		32,653
Numerator for diluted earnings per share | ¥		¥ 650,710	¥ 438,910	¥ 500,640
Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding (in shares)	57,714,850	57,714,850	58,475,397	58,551,925
Dilutive effect of convertible senior notes	4,035,672	4,035,672
Dilutive effect of share options (in shares)	748,129	748,129	1,216,596	1,517,272
Denominator for diluted earnings per share (in shares)	62,498,651	62,498,651	59,691,993	60,069,197
Basic earnings per share (in CNY per share) | (per share)	$ 1.65	¥ 10.71	¥ 7.51	¥ 8.55
Diluted earnings per share (in CNY per share) | (per share)	$ 1.61	¥ 10.41	¥ 7.35	¥ 8.33
Share options
Denominator:
Excluded outstanding share options (in shares)	3,312,749	3,312,749	2,196,406	2,707,713
Zero-Strike Call Options
Denominator:
Excluded outstanding share options (in shares)	1,462,204	1,462,204	1,462,204